Net operating costs (excluding items disclosed separately) (Detail) - USD ($) $ in Millions			12 Months Ended
		Aug. 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials, consumables, repairs and maintenance			$ 12,019	$ 12,477	$ 9,957
Amortisation of intangible assets			124	159	178
Depreciation of property, plant and equipment			5,210	4,851	4,519
Employment costs			6,636	6,002	5,513
Shipping and other freight costs			2,781	3,146	3,275
Decrease in finished goods and work in progress			1,152	803	29
Royalties			3,135	2,994	3,878
Amounts charged by equity accounted units			1,163	1,429	1,160
Net foreign exchange (gains)/losses			(47)	(42)	14
Gain on sale of the Cortez Royalty			0	(432)	0
Gains recognised by Kitimat relating to LNG Canada's project			0	(116)	(336)
Provisions (including exchange differences on provisions)			1,491	1,006	1,906
Research and development			245	76	65
Other external costs			5,295	4,161	4,071
Costs included above capitalised or shown on a separate line item			(1,331)	(722)	(646)
Other operating income			(821)	(1,022)	(893)
Net operating costs (excluding items disclosed separately)(h)			37,052	34,770	32,690
Sales of financial assets	[1],[2]		1,220	892	114
Payments for short-term leases			269	465	502
Payments for variable lease components			40	50	34
Operating costs capitalised			1,007	485	445
Exploration and evaluation costs			247	190	154
Research and development costs within operating costs			77	47	$ 47
Decarbonisation spend			234	138
Operating decarbonisation spend included in net operating costs (excluding items disclosed separately			$ 182	88
Cortez Royalty
Disclosure of attribution of expenses by nature to their function [line items]
Sales of financial assets		$ 525		$ 525

[1]	In 2022, Sale of financial assets includes US$525 million of cash received from the sale of the gross production royalty at the Cortez Complex in Nevada, USA. Refer to note 1 and note 7.
[2]	In 2023, we received net proceeds of US$1,157 million (2022: US$352 million and 2021: US$107 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Refer to note 19 for details. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.